Derivatives Instruments (Notional Volumes of Commodity Swaps and Forward Contracts Designated for Regulatory Deferral) (Details) - Regulatory deferral - Commodity swaps and forwards - Purchases
MWh in Millions, MMBTU in Millions
12 Months Ended
Dec. 31, 2021 MWh MMBTU
Natural gas | 2022
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	17
Natural gas | 2023-2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	22
Power | 2022
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Power | 2023-2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	2